Subsequent Events (Details Narrative) (10-Q) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	May 28, 2020	Apr. 27, 2020	Feb. 12, 2020	Jun. 29, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Proceeds from related party			$ 1,070,000		$ 2,164,500	$ 1,480,777	$ 4,484,979	$ 1,905,777
Number of common stock shares issued for services			10,000,000		241,000,000		522,000,000
Subsequent Event [Member]
Number of common stock shares issued for services				21,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | DBR Capital, LLC [Member] | Convertible Note [Member]
Purchase of convertible note	$ 700,000	$ 1,300,000
Debt instrument principal amount		9,000,000
Subsequent Event [Member] | Securities Purchase Agreement, Voting Agreement and Lock-Up Agreement [Member] | DBR Capital, LLC [Member] | Convertible Note [Member]
Debt instrument principal amount		$ 1,300,000